UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      DIGITAL CENTURY CAPITAL LLC

Address:   660 Madison Avenue, 14th Floor
           New York, New York  10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Rajiv J. Chaudhri
Title:     Managing Member
Phone:     (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri            New York, New York          May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $151,830
                                        (thousands)


List of Other Included Managers:   None

                                                   FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------------   -----       --------  -------   --- ----   ----------  --------  ----    ------ ----
ADOBE SYS INC                  COM              00724F101   6,442     181,000   SH         SOLE        NONE      181,000
AKAMAI TECHNOLOGIES INC        COM              00971T101   5,519     196,000   SH         SOLE        NONE      196,000
APPLE INC                      COM              037833100   7,706      53,700   SH         SOLE        NONE       53,700
BEA SYS INC                    COM              073325102   8,282     432,500   SH         SOLE        NONE      432,500
BROADCOM CORP                  CL A             111320107   3,218     167,000   SH         SOLE        NONE      167,000
CISCO SYS INC                  COM              17275R102   6,300     261,500   SH         SOLE        NONE      261,500
CITRIX SYS INC                 COM              177376100   5,206     177,500   SH         SOLE        NONE      177,500
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102   6,516     226,000   SH         SOLE        NONE      226,000
CORNING INC                    COM              219350105   1,971      82,000   SH         SOLE        NONE       82,000
E M C CORP MASS                COM              268648102   5,621     392,000   SH         SOLE        NONE      392,000
EBAY INC                       COM              278642103   6,192     207,500   SH         SOLE        NONE      207,500
GOOGLE INC                     CL A             38259P508   6,519      14,800   SH         SOLE        NONE       14,800
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108   4,686     131,000   SH         SOLE        NONE      131,000
INTEL CORP                     COM              458140100   2,150     101,500   SH         SOLE        NONE      101,500
JUNIPER NETWORKS INC           COM              48203R104   1,925      77,000   SH         SOLE        NONE       77,000
LDK SOLAR CO LTD               SPONSORED ADR    50183L107   1,863      69,000   SH         SOLE        NONE       69,000
MCAFEE INC                     COM              579064106   5,741     173,500   SH         SOLE        NONE      173,500
MICROSOFT CORP                 COM              594918104   4,285     151,000   SH         SOLE        NONE      151,000
QUALCOMM INC                   COM              747525103   6,458     157,500   SH         SOLE        NONE      157,500
RED HAT INC                    COM              756577102   6,869     373,500   SH         SOLE        NONE      373,500
RESEARCH IN MOTION LTD         COM              760975102   8,765      78,100   SH         SOLE        NONE       78,100
SALESFORCE COM INC             COM              79466L302   5,961     103,000   SH         SOLE        NONE      103,000
SANDISK CORP                   COM              80004C101   6,128     271,500   SH         SOLE        NONE      271,500
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204   4,585      92,500   SH         SOLE        NONE       92,500
SATYAM COMPUTER SERVICES LTD   ADR              804098101   5,004     221,500   SH         SOLE        NONE      221,500
XILINX INC                     COM              983919101   2,078      87,500   SH         SOLE        NONE       87,500
YAHOO INC                      COM              984332106   6,784     234,500   SH         SOLE        NONE      234,500
AMDOCS LTD                     ORD              G02602103   1,858      65,500   SH         SOLE        NONE       65,500
SEAGATE TECHNOLOGY             SHS              G7945J104   7,198     343,730   SH         SOLE        NONE      343,730


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